CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Shares		Fair Value

96.39% COMMON STOCKS
24.41% CONSUMER DISCRETIONARY
AutoZone, Inc.*	690	$778,403
Big Lots, Inc.	18,100	760,200
Cooper Tire & Rubber Co.	23,100	637,791
eBay Inc.	22,400	1,174,880
GameStop Corp. - Class A*	90,500	392,770
Perdoceo Education Corp.*	42,500	677,025
Qurate Retail, Inc - Class A*	69,400	659,300
Sealed Air Corp.	14,700	482,895

		5,563,264

7.71% CONSUMER STAPLES
General Mills, Inc.	13,600	838,440
The Kraft Heinz Co.	28,800	918,432

		1,756,872

3.65% ENERGY
KLX Energy Services Holdings, Inc.*	75,800	162,970
Schlumberger Ltd.	36,400	669,396

		832,366

18.75% FINANCIALS
American Express Co.	9,700	923,440
CIT Group Inc.	42,900	889,317
Community Trust Bancorp, Inc.	12,700	416,052
CVB Financial Corp.	39,800	745,852
First Hawaiian, Inc.	33,300	574,092
Westamerica Bancorp.	12,600	723,492
		4,272,245
6.88% HEALTH CARE
Change Healthcare, Inc.	28,100	314,720
GlaxoSmithKline PLC ADR	15,200	620,008
Johnson & Johnson	4,500	632,835
		1,567,563

13.52% INDUSTRIALS
HNI Corp.	16,800	513,576
Pitney Bowes Inc.	276,300	718,380
Raytheon Co.	14,300	881,166
Stericycle, Inc.*	17,300	968,454

		3,081,576

15.98% INFORMATION TECHNOLOGY
CDK Global, Inc.	18,900	782,838
Cisco Systems, Inc.	19,300	900,152
EVERTEC, Inc.	20,000	562,000
International Business Machines Corp.	6,800	821,236
NCR Corp.*	33,300	576,756
		3,642,982

2.74%	MATERIALS
	Compass Minerals International, Inc.	12,800	624,000
2.75%	UTILITIES
	Exelon Corp.	17,300	627,817

96.39%	TOTAL COMMON STOCKS		21,968,685

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

	Shares		Fair Value

3.48%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund
	Institutional Class 0.31%**	792,634	$792,118

99.87%	TOTAL INVESTMENTS		22,760,803
0.13%	Other assets, net of liabilities		29,496

100.00%	NET ASSETS		$22,790,299

*Non-income producing

**Effective 7 day yield as of June 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$21,968,685	$-	$-	$21,968,685
Money Market Funds	792,118	-	-	792,118
Total Investments	$22,760,803	$-	$-	$22,760,803

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.

At June 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $22,726,682 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,855,357
Gross unrealized depreciation	(2,821,236)
Net unrealized appreciation	$34,121